Long-Term Contractual Liabilities - Additional Information (Details)	Dec. 31, 2025
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Disclosure Of Debt [Line Items]
Applicable margin rate	0.0180
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Disclosure Of Debt [Line Items]
Applicable margin rate	0.0185